Note 23 Maturity of liabilities under insurance and reinsurance contracts (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	€ 12,760	€ 10,981	€ 12,110	€ 10,131
Not later than one year [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	666	1,556	1,356
Later than one year and not later than three years [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	89	319	962
Later than three years and not later than five years [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	1,709	720	2,425
Later than five years [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	€ 10,296	€ 8,387	€ 7,367